Impact of New Accounting Standards - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Disclosure of initial application of standards or interpretations [line items]
Increase in lease liabilities		$ 2,578		$ 715 [1]
Lease interest recorded in net finance costs		48	$ 23	$ 47
Depreciation right of use assets		357
Principal repayments on lease liabilities		401
Interest repayments on lease liabilities		48
Construction in progress [member]
Disclosure of initial application of standards or interpretations [line items]
Capitalised depreciation right of use assets		19
Property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		2,188
Property, plant and equipment [member] | Land and buildings [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		735
Property, plant and equipment [member] | Property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		1,453
Property, plant and equipment [member] | Freight Contracts [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		$ 328
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Increase in lease liabilities	$ 2,300
Right-of-use assets	2,200
Adjustments for net increase decrease in net asset.	$ 100
Weighted average incremental borrowing rate	2.10%

[1]	Relates to existing finance leases at 1 July 2019.